Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2008	$ 241,913	$ 177,858	$ 6,778	$ 40,909	$ 1,266	$ 15,102
Employee Share Purchase Plan And Compensation Grants	836	836	0	0	0	0
Stock based compensation	1,435	0	1,435	0	0	0
Equity transaction	0	0	(279)	0	0	279
Earnings (loss) from continuing operations	(9,240)	0	0	(6,433)	0	(2,807)
Earnings (loss) from discontinued operations, net of taxes	(550)	0	0	(330)	0	(220)
Currency translation adjustment	10,442	0	0	0	10,615	(173)
Non-controlling interest contributions	1,338	0	0	0	0	1,338
Change in fair value of interest rate swap, net of income taxes	415	0	0	0	276	139
Adjustment due to pensions	(78)	0	0	0	(78)	0
Balance at Dec. 31, 2009	246,511	178,694	7,934	34,146	12,079	13,658
Employee Share Purchase Plan And Compensation Grants	760	760	0	0	0	0
Exercise of options	1,123	1,207	(84)	0	0	0
Issuance of warrants	2,163	0	2,163	0	0	0
Stock based compensation	2,323	0	2,323	0	0	0
Earnings (loss) from continuing operations	14,576	0	0	13,208	0	1,368
Earnings (loss) from discontinued operations, net of taxes	39,599	0	0	47,858	(7,772)	(487)
Currency translation adjustment	(3,002)	0	0	0	(2,295)	(707)
Non-controlling interest contributions	243	0	0	0	0	243
Change in fair value of interest rate swap, net of income taxes	351	0	0	0	233	118
Non-current liabilities held for sale	(108)	0	0	0	0	(108)
Adjustment due to pensions	588	0	0	0	588	0
Balance at Jan. 01, 2011	305,127	180,661	12,336	95,212	2,833	14,085
Employee Share Purchase Plan And Compensation Grants	626	626	0	0	0	0
Exercise of options	529	821	(292)	0	0	0
Stock based compensation	2,090	0	2,090	0	0	0
Earnings (loss) from continuing operations	11,211	0	0	9,575	0	1,636
Earnings (loss) from discontinued operations, net of taxes	(4,279)	0	0	(4,279)	0	0
Currency translation adjustment	(796)	0	0	0	(743)	(53)
Change in fair value of interest rate swap, net of income taxes	440	0	0	0	292	148
Adjustment due to pensions	0
Balance at Dec. 31, 2011	$ 314,948	$ 182,108	$ 14,134	$ 100,508	$ 2,382	$ 15,816